Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 310,146	₩ 341,108
Liabilities, carrying amount	(6,403)	(3,437)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	201,262	₩ 270,797
Liabilities, carrying amount	(621)
Assets, contractual cash flows	207,405
Liabilities, contractual cash flows	(627)
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	22,033
Liabilities, contractual cash flows	(627)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	185,372
Liabilities, contractual cash flows	₩ 0